Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest priority input that is significant to the fair value measure in its entirety. The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.

Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 3 – Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The following tables set forth by level within the fair value hierarchy, the Plan’s assets carried at fair value:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
TETRA Technologies, Inc. common stock	$4,366,697	$—	$—	$4,366,697
Mutual funds	102,753,766	—	—	102,753,766
	$107,120,463	$—	$—	$107,120,463
Investments measured at net asset value:
Stable Value Fund (a)				3,383,093
Total assets at fair value				$110,503,556

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
TETRA Technologies, Inc. common stock	$2,221,968	$—	$—	$2,221,968
Mutual funds	91,839,891	—	—	91,839,891
	$94,061,859	$—	$—	$94,061,859
Investments measured at net asset value:
Stable Value Fund (a)				3,227,405
Total assets at fair value				$97,289,264

(a)    This category includes a common/collective trust fund that is primarily invested in guaranteed investment contracts and synthetic investment contracts. Participant-directed redemptions have no restrictions, no unfunded commitments, and the redemption period is daily; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the fund. The estimated fair value of this fund is based on the net asset value as reported by the issuer of the fund, which is determined based on the fair value of the underlying investment contracts in the fund.

The Plan’s valuation methodology used to measure the fair values of Company stock and mutual funds were derived from quoted market prices, as these instruments have active markets. Common collective trust fund is measured at net asset value as determined by the issuer. The net asset value is used as a practical expedient to estimate fair value.